Taxes - Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [Line Items]
Income tax rate	30.00%	30.00%	30.00%
Mexico
Disclosure of income taxes [Line Items]
Income tax rate	30.00%	30.00%	30.00%
Guatemala
Disclosure of income taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Costa Rica
Disclosure of income taxes [Line Items]
Income tax rate	30.00%	30.00%	30.00%
Panama
Disclosure of income taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Nicaragua
Disclosure of income taxes [Line Items]
Income tax rate	30.00%	30.00%	30.00%
Colombia
Disclosure of income taxes [Line Items]
Income tax rate	35.00%	35.00%	31.00%
Argentina
Disclosure of income taxes [Line Items]
Income tax rate	35.00%	35.00%	30.00%
Brazil
Disclosure of income taxes [Line Items]
Income tax rate	34.00%	34.00%	34.00%
Chile
Disclosure of income taxes [Line Items]
Income tax rate	27.00%	27.00%	27.00%
Peru
Disclosure of income taxes [Line Items]
Income tax rate	29.50%	29.50%	29.50%
Ecuador
Disclosure of income taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Uruguay
Disclosure of income taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
United States
Disclosure of income taxes [Line Items]
Income tax rate	21.00%	21.00%	21.00%
Switzerland
Disclosure of income taxes [Line Items]
Income tax rate	18.60%	18.60%	18.60%